Summary of Significant Accounting Policies (Details)		12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses	$ 597,128	$ 597,128		$ 491,148		$ 7,698,280	$ 76,719	$ 63,103
Reversal of allowance for provision of expected credit losses		99,834	$ 13,598	(321,976)		4,917,798
Impairment for obsolete inventories				20,716		267,847
Percentage of salvage value of plant and equipment	10.00%	10.00%					10.00%
Impairment of long-lived assets (in Dollars)
Lease term	12 months	12 months					12 months
Percentage of contributions rate		5.00%	5.00%
Transportation costs and customs expense		$ 5,572,390	$ 715,942	5,354,798		3,898,116
Research and development cost		$ 6,449,820	$ 828,674	$ 4,537,422		$ 5,996,144
Percentage of value added tax rates	17.00%	17.00%					17.00%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1	1					1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.7833	7.7833					7.7833
Employee Benefit Plan [Member] | Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Contributions of employee income	$ 30,000	$ 30,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment Term	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment Term	90 days